Business Combinations - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended		1 Months Ended	12 Months Ended
	Apr. 15, 2011	Dec. 31, 2012	Apr. 30, 2011 Veredus [Member]	Dec. 31, 2011 Veredus [Member]	Apr. 15, 2011 Veredus [Member]	Dec. 31, 2012 bTendo [Member]
Business Acquisition [Line Items]
Equity investments, Ownership percentage					41.20%
Increase in ownership percentage after all transactions	63.70%			67.00%
Allocation of goodwill of company's Analog, MEMS and Microcontrollers ("AMM") segment					$ 10
Cash amount of increased ownership			1
Purchase consideration paid in cash				7		1
Non-cash consideration paid						1
Acquisition-date fair value		$ 9